Commitments and contingencies - Rent expense under operating leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Total rent expense	$ 25,830	$ 22,051	$ 23,690